Offerings - Offering: 1	Aug. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, issuable under the RadNet, Inc. Equity Incentive Plan
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	76.96
Maximum Aggregate Offering Price	$ 230,880,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 20,086.56
Offering Note	In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall cover any additional shares of registrant’s common stock that may from time to time be offered or issued under the anti-dilution adjustment provisions of the RadNet, Inc. Equity Incentive Plan, as amended and restated (the “Plan”), resulting from stock splits, stock dividends or similar transactions.

Represents 3,000,000 shares of the registrant’s common stock that became available for issuance on June 2, 2026 under the Plan, which shares are in addition to the 20,100,000 shares of common stock previously registered on the registrant’s registration statements on Form S-8 filed with the Securities and Exchange Commission on (i) June 11, 2007, as amended on September 5, 2008, (ii) August 27, 2008, as amended on September 5, 2008, (iii) June 19, 2009, (iv) August 15, 2011, (v) August 12, 2015, (vi) August 9, 2017, (vii) July 2, 2021, and (viii) August 9, 2023.

Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and (h) promulgated under the Securities Act of 1933, as amended, based upon the average of the high and low prices of the registrant’s common stock as reported on the Nasdaq Stock Market on November 9, 2026 which is a date within five business days prior to the filing date.

The registrant does not have any fee offsets.